MONTEREY MUTUAL FUND

                                   May 9, 2002




VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

         Re:      Monterey Mutual Fund
                  File Nos. 2-90810 and 811-4010
                  Rule 497(j) Certification

Ladies and Gentlemen:

       The undersigned officer of Monterey Mutual Fund (the "Trust") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

       1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 33 to Form N-1A Registration Statement filed by the Trust on March 29, 2002.

       2. that the text of Post-Effective Amendment No. 33 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 29, 2002.

                                                Very truly yours,

                                                MONTEREY MUTUAL FUND


                                                By: /s/ Flaven Butler
                                                   -----------------------------
                                                   Flaven Butler,
                                                   Secretary